Consolidated Statements of Other Comprehensive Income (Loss) (BankUnited, FSB and Subsidiaries, USD $) In Thousands	7 Months Ended		12 Months Ended
	May 21, 2009		Sep. 30, 2008
Net income (loss)	$ (1,233,297)		$ (858,385)
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) arising during the period on securities, net of tax expense (benefit)	(65,914)		(37,303)
Unrealized losses on cash flow hedges, net of tax benefit	0	[1]	0	[1]
Less reclassification adjustment for:
Reclassification adjustment for realized losses on investment securities available for sale, net of taxes of $40, $1,084, and $385	(22)	[1]	(414)	[1]
Other-than-temporary impairment on investment securities included in net income (loss), net of tax benefit	(11,451)	[1]	(11,258)	[1]
Realized gains on cash flow hedges, net of tax expense	0	[1]	14	[1]
Total other comprehensive income (loss), net of tax	(54,441)		(25,645)
Total comprehensive income (loss)	$ (1,287,738)		$ (884,030)

[1]	Tax benefit related to 2009 and 2008 unrealized net losses on securities was completely reserved for by a valuation allowance and therefore these years do not show any tax benefit related to investment securities. The following table summarizes the related tax expense (benefit) for the period ended May 21, 2009, and September 30, 2008 (in thousands):